Postretirement Health Care Plan Status (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	$ 31.2	$ 30.6	$ 54.5
Retirees and Dependents
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	22.5	21.6
Actives Eligible for Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated Postretirement Benefit Obligation	$ 8.7	$ 9.0